Income Taxes - Income from continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
U.S. operations	$ 105.3	$ 48.8	$ 58.5
Foreign operations	33.4	31.5	17.1
Income before income tax provision	$ 138.7	$ 80.3	$ 75.6